Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	3 Months Ended				5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of warrant liabilities	$ (233,240)			$ (987,262)		$ (1,120,738)	$ (1,332,022)
Fair value					Change in fair value of warrant liabilities		Change in fair value of warrant liabilities
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability at beginning of period	335,240			1,667,262	$ 0		$ 1,667,262
Initial measurement					2,788,000		0
Change in fair value of warrant liabilities					(1,120,738)		(1,332,022)
Warrant Liability at end of period					1,667,262	1,667,262	335,240
PIPE Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability at beginning of period	1,065,297
Initial measurement							1,108,709
Change in fair value of warrant liabilities							(43,412)
Warrant Liability at end of period							1,065,297
Level 3 | Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability at beginning of period	335,240	$ 255,000	$ 680,000	1,667,262			1,667,262
Change in fair value of warrant liabilities	(233,240)	(119,000)	(425,000)	(987,262)			199,240
Warrant Liability at end of period	102,000	$ 136,000	$ 255,000	$ 680,000	$ 1,667,262	$ 1,667,262	335,240
Level 3 | PIPE Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant liability at beginning of period	1,065,297
Initial measurement							1,108,709
Change in fair value of warrant liabilities	216,168						(43,412)
Warrant Liability at end of period	$ 1,281,465						$ 1,065,297